Subsequent events	9 Months Ended
Sep. 30, 2019
Subsequent events
Subsequent events

10.     Subsequent events

In October 2019, Ardmore agreed terms for two new credit facilities for $201.5 million in the aggregate, with the Company’s close relationship banks. The first facility is a $140 million term loan and incorporates $40 million revolving component. The proceeds from this facility will be used to refinance eight ships. The second facility is a $61.5 million term loan and proceeds will be used to refinance four ships. The total cash released on the refinancing is $15.8 million in the aggregate.

These financings strengthen the Company's financial flexibility through the incorporation of a revolving component in one of the facilities, extending debt maturities to the end of 2024 and lowering the Company's cost of debt. The covenants and other conditions of the facilities are consistent with those of Ardmore’s existing debt facilities. Ardmore expects to complete documentation and close both financings in the fourth quarter of 2019.